Loan and Credit Substitute Exposures Based on the Region in which the Instruments are Originated (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Fair Values Of Gross Loans INR	Mar. 31, 2010 Fair Values Of Gross Loans INR	Mar. 31, 2011 Fair Values Of Gross Loans Mumbai INR	Mar. 31, 2010 Fair Values Of Gross Loans Mumbai INR	Mar. 31, 2011 Fair Values Of Gross Loans Western region, other than Mumbai INR	Mar. 31, 2010 Fair Values Of Gross Loans Western region, other than Mumbai INR	Mar. 31, 2011 Fair Values Of Gross Loans Northern region INR	Mar. 31, 2010 Fair Values Of Gross Loans Northern region INR	Mar. 31, 2011 Fair Values Of Gross Loans Eastern region INR	Mar. 31, 2010 Fair Values Of Gross Loans Eastern region INR	Mar. 31, 2011 Fair Values Of Gross Loans Southern region INR	Mar. 31, 2010 Fair Values Of Gross Loans Southern region INR	Mar. 31, 2011 Fair Values Of Gross Loans Foreign branch INR	Mar. 31, 2010 Fair Values Of Gross Loans Foreign branch INR	Mar. 31, 2011 Fair Values Of Credit Substitutes INR	Mar. 31, 2010 Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Mumbai INR	Mar. 31, 2010 Fair Values Of Credit Substitutes Mumbai INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Southern region INR	Mar. 31, 2010 Fair Values Of Credit Substitutes Southern region INR	Mar. 31, 2011 Mumbai USD ($)	Mar. 31, 2011 Mumbai INR	Mar. 31, 2010 Mumbai INR	Mar. 31, 2011 Western region, other than Mumbai USD ($)	Mar. 31, 2011 Western region, other than Mumbai INR	Mar. 31, 2010 Western region, other than Mumbai INR	Mar. 31, 2011 Northern region USD ($)	Mar. 31, 2011 Northern region INR	Mar. 31, 2010 Northern region INR	Mar. 31, 2011 Eastern region USD ($)	Mar. 31, 2011 Eastern region INR	Mar. 31, 2010 Eastern region INR	Mar. 31, 2011 Southern region USD ($)	Mar. 31, 2011 Southern region INR	Mar. 31, 2010 Southern region INR	Mar. 31, 2011 Foreign branch USD ($)	Mar. 31, 2011 Foreign branch INR	Mar. 31, 2010 Foreign branch INR
Concentration Risk [Line Items]
Total Exposure	$ 37,342.6	1,663,241.4	1,323,417.3	1,648,750.3	1,320,941.0	459,750.5	391,032.6	290,496.4	233,323.5	398,120.9	293,704.3	73,956.5	79,058.5	379,890.6	304,037.8	46,535.4	19,784.3	14,491.1	2,476.3	14,386.4	2,371.0	104.7	105.3	$ 10,645.1	474,136.9	393,403.6	$ 6,522.1	290,496.4	233,323.5	$ 8,938.5	398,120.9	293,704.3	$ 1,660.5	73,956.5	79,058.5	$ 8,531.6	379,995.3	304,143.1	$ 1,044.8	46,535.4	19,784.3
%	100.00%	100.00%	100.00%																					28.50%	28.50%	29.70%	17.50%	17.50%	17.60%	23.90%	23.90%	22.20%	4.40%	4.40%	6.00%	22.90%	22.90%	23.00%	2.80%	2.80%	1.50%